Note 21 - Financial Instruments - Schedule of Maturity Analysis of Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	$ 5,817	$ 3,579
Short-term deferred government grant	642	0
Not later than one year [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	5,817	3,579
Lease payable	128	125
Short-term deferred government grant	642
Total	6,623	11,797
Not later than one year [member] | Government loan [member]
Statement Line Items [Line Items]
Borrowings	36	36
Not later than one year [member] | Term loan [member]
Statement Line Items [Line Items]
Term loan	0
Not later than one year [member] | Convertible notes [member]
Statement Line Items [Line Items]
Borrowings		8,057
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	0	0
Lease payable	43	128
Short-term deferred government grant	0
Total	79	9,755
Later than one year and not later than two years [member] | Government loan [member]
Statement Line Items [Line Items]
Borrowings	36	1,615
Later than one year and not later than two years [member] | Term loan [member]
Statement Line Items [Line Items]
Term loan	0
Later than one year and not later than two years [member] | Convertible notes [member]
Statement Line Items [Line Items]
Borrowings		8,012
Later than two years [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	0	0
Lease payable	0	43
Short-term deferred government grant	0
Total	44,045	107,633
Later than two years [member] | Government loan [member]
Statement Line Items [Line Items]
Borrowings	5,125	8,519
Later than two years [member] | Term loan [member]
Statement Line Items [Line Items]
Term loan	$ 38,920
Later than two years [member] | Convertible notes [member]
Statement Line Items [Line Items]
Borrowings		$ 99,071